Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2010
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 04/06/10



Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
58
Form 13F Information Table Value Total:
$533,764
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


American Natl Bankshare Com        027745108   1,307     64,858      SH          DEFINED              64,858
Assurant                Com        04621X108  25,128    730,890      SH          DEFINED             730,890
Atlas America           Com        049167109     535     17,193      SH          SOLE                 17,193
BCSB Bancorp	      Com        055367106   1,315    138,424      SH          DEFINED             138,424
Baker Michael Corp      Com        057149106  22,558    654,241      SH          DEFINED             654,241
Berkley, WR             Com        084423102   9,872    378,380      SH          DEFINED             378,380
Brush Engineered        Com        117421107   1,609     71,275      SH          SOLE                 71,275
Cardinal Financial      Com        14149F109   5,823    545,227      SH          DEFINED             545,227
Carpenter Tech          Com        144285103  13,753    375,752      SH          DEFINED             375,752
ConocoPhillips          Com        20825C104   1,443     28,193      SH          DEFINED              28,193
EOG Res Inc.            Com        26875P101   5,899     63,470      SH          DEFINED              63,470
Emcor Group             Com        29084Q100  13,806    560,550      SH          DEFINED             560,550
Emerson Elec Co.        Com        291011104   3,252     64,598      SH          DEFINED              64,598
Energen Corp.           Com        29265N108   7,255    155,925      SH          DEFINED             155,925
FTI Consulting          Com        302941109  30,581    777,745      SH          DEFINED             777,745
First Potomac           Com        33610F109     195     12,950      SH          DEFINED              12,950
John Hancock Bk      SHBENINT      409735107     223     13,293      SH          SOLE                 13,293
Harmonic Inc.           Com        413160102   1,448    229,500      SH          DEFINED             229,500
J2Global Comm           Com        46626E205  24,492  1,048,922      SH          DEFINED           1,048,922
MasTec Inc.             Com        576323109   7,409    587,543      SH          DEFINED             587,543
Middleburg Financial    Com        596094102     979     65,000      SH          SOLE                 65,000
NGP Capital Resources   Com        62912R107   4,562    535,411      SH          DEFINED             535,411
NTELOS Hldgs            Com        67020Q107   4,821    270,978      SH          DEFINED             270,978
Oceanfirst Fin          Com        675234108     810     71,344      SH          DEFINED              71,344
PartnerRe Holdings      Com        G6852T105  24,283    304,600      SH          DEFINED             304,600
PPL Corporation         Com        69351T106  22,971    828,989      SH          DEFINED             828,989
Pentair                 Com        709631105     712     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101  14,438  1,604,215      SH          DEFINED           1,604,215
Ralcorp Holdings        Com        751028101  13,610    200,800      SH          DEFINED             200,800
Republic SVCS           Com        760759100  23,548    811,438      SH          DEFINED             811,438
Rosetta Resources       Com        777779307  11,917    506,021      SH          DEFINED             506,021
Rudolph Tech            Com        781270103     293     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   7,416    561,384      SH          DEFINED             561,384
Rush Enterprises        CLB        781846308   3,638    295,798      SH          SOLE                295,798
Southern National Banc  Com        843395104   1,601    199,862      SH          SOLE                199,862
SunTrust Bks            Com        867914103   1,115     41,629      SH          DEFINED              41,629
Suncor Energy           Com        867229106  11,753    361,175      SH          DEFINED             361,175
Tessera Technologies    Com        88164L100   5,471    269,780      SH          DEFINED             269,780
United America          CLA        90933T109  15,262  1,594,770      SH          DEFINED           1,594,770
Urstadt Biddle Pptys    CLA        917286205     435     27,500      SH          SOLE                 27,500
Verizon                 Com        92343V104  22,789    734,650      SH          DEFINED             734,650
ADC Telecom        FRNT      6/1   000886AB7   6,342  7,418,000      PRN         DEFINED           7,418,000
Advanced Micro     Note 5.75 8/1   007903AN7   6,243  6,266,000      PRN         DEFINED           6,266,000
Dollar Financial   NOTE 2.875 6/3  256664AB9   2,030  2,200,000      PRN         DEFINED           2,200,000
Griffon Corp       Note 4.0 7/1    398433AC6  10,837 10,797,000      PRN         DEFINED          10,797,000
Hologic Inc        FRNT 2.0 12/1   436440AA9  11,239 12,557,000      PRN         DEFINED          12,557,000
Jakks Pac Inc.     Note 4.625 6/1  47012EAB2   6,446  6,495,000      PRN         DEFINED           6,495,000
Level 3 Communic   Note 2.875 7/1  52729NBA7   6,973  6,999,000      PRN         DEFINED           6,999,000
Level 3 Communic   Note 10   5/0   52729NBE9   1,094  1,065,000      PRN         DEFINED           1,065,000
Lucent Tech        DBCV 2.875 6/1  549463AG2  14,144 14,179,000      PRN         DEFINED          14,179,000
MasTec Inc         Note 4.0 6/1    576323AG4   2,113  2,000,000      PRN         DEFINED           2,000,000
Maxtor Corp        Note 6.8 4/3    577729AC0  21,820 21,604,000      PRN         DEFINED          21,604,000
Mentor Graphics    FRNT     8/0    587200AD8     752    763,000      PRN         SOLE                763,000
Par Pharmaceutical Note 2.875 9/3  717125AC2  12,341 12,310,000      PRN         DEFINED          12,310,000
School Specialty   NOTE 3.75 8/0   807863AE5  23,144 23,144,000      PRN         DEFINED          23,144,000
Sunpower Corp      DBCV  .75 8/0   867652AB5  27,997 28,280,000      PRN         DEFINED          28,280,000
Transocean Inc.    Note 1.625 12/1 893830AU3   1,171  1,176,000      PRN         SOLE              1,176,000
Wesco Intl         DBCV 2.625 10/1 95082PAE5   8,751  8,675,000      PRN         DEFINED           8,675,000
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